Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	$ 675,448	$ 380,596
Total assets measured at fair value	1,066,137	423,934
Total securities sold not yet purchased	10,105	41,820
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,700	4,616
Total liabilities measured at fair value	14,805	46,436
Corporate Debt Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	670,340
Corporate bonds [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	3,195	19,020
Total securities sold not yet purchased	4,288	33,436
Other fixed income securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	1,913	8,414
Total securities sold not yet purchased	1,242	3,024
Loans receivable, at fair value [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	390,689	43,338
Equity Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned		353,162
Total securities sold not yet purchased	4,575	5,360
Quoted prices in active markets for identical assets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	521,048	243,911
Total assets measured at fair value	521,048	243,911
Total securities sold not yet purchased	4,575	5,360
Mandatorily redeemable noncontrolling interests issued after November 5, 2003
Total liabilities measured at fair value	4,575	5,360
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate Debt Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	521,048
Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate bonds [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Total securities sold not yet purchased
Quoted prices in active markets for identical assets (Level 1) [Member] | Other fixed income securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Total securities sold not yet purchased
Quoted prices in active markets for identical assets (Level 1) [Member] | Loans receivable, at fair value [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Quoted prices in active markets for identical assets (Level 1) [Member] | Equity Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned		243,911
Total securities sold not yet purchased	4,575	5,360
Other observable inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	5,108	27,434
Total assets measured at fair value	5,108	27,434
Total securities sold not yet purchased	5,530	36,460
Mandatorily redeemable noncontrolling interests issued after November 5, 2003
Total liabilities measured at fair value	5,530	36,460
Other observable inputs (Level 2) [Member] | Corporate Debt Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Other observable inputs (Level 2) [Member] | Corporate bonds [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	3,195	19,020
Total securities sold not yet purchased	4,288	33,436
Other observable inputs (Level 2) [Member] | Other fixed income securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	1,913	8,414
Total securities sold not yet purchased	1,242	3,024
Other observable inputs (Level 2) [Member] | Loans receivable, at fair value [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Other observable inputs (Level 2) [Member] | Equity Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Total securities sold not yet purchased
Significant unobservable inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	149,292	109,251
Total assets measured at fair value	539,981	152,589
Total securities sold not yet purchased
Mandatorily redeemable noncontrolling interests issued after November 5, 2003	4,700	4,616
Total liabilities measured at fair value	4,700	4,616
Significant unobservable inputs (Level 3) [Member] | Corporate Debt Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	149,292
Significant unobservable inputs (Level 3) [Member] | Corporate bonds [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Total securities sold not yet purchased
Significant unobservable inputs (Level 3) [Member] | Other fixed income securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned
Total securities sold not yet purchased
Significant unobservable inputs (Level 3) [Member] | Loans receivable, at fair value [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned	390,689	43,338
Significant unobservable inputs (Level 3) [Member] | Equity Securities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured on recurring basis [Line Items]
Total securities and other investments owned		109,251
Total securities sold not yet purchased